Reconciliation of Segment Measures to Income Statement	12 Months Ended
Dec. 31, 2018
Reconciliation of Segment Measures to Income Statement
Reconciliation of Segment Measures to Income Statement

(C.2) Reconciliation of Segment Measures to Income Statement

€ millions	2018		2017		2016
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency1)	Currency	Currency1)	Currency
Applications, Technology & Services	20,806	21,892	20,218	20,465	19,211
SAP Business Network	2,629	2,733	2,261	2,300	1,925
Customer Experience	951	970	643	654	637
Total segment revenue for reportable segments	24,386	25,596	23,122	23,419	21,773
Other revenue	356	365	341	346	294
Adjustment for currency impact	0	-1,219	0	-301	0
Adjustment of revenue under fair value accounting	-33	-33	-3	-3	-5
Total revenue	24,708	24,708	23,461	23,461	22,062

Applications, Technology & Services	8,746	9,183	8,478	8,616	8,335
SAP Business Network	531	545	388	397	340
Customer Experience	138	139	85	90	164
Total segment profit for reportable segments	9,415	9,867	8,951	9,103	8,840
Other revenue	356	365	341	346	294
Other expenses	-2,608	-2,751	-2,523	-2,529	-2,501
Adjustment for currency impact	0	-317	0	-151	0
Adjustment for
Revenue under fair value accounting	-33	-33	-3	-3	-5
Acquisition-related charges	-577	-577	-587	-587	-680
Share-based payment expenses	-830	-830	-1,120	-1,120	-785
Restructuring	-19	-19	-182	-182	-28
Operating profit	5,703	5,703	4,877	4,877	5,135
Other non-operating income/expense, net	-56	-56	-36	-36	-234
Financial income, net	-47	-47	188	188	-29
Profit before tax	5,600	5,600	5,029	5,029	4,872

1) Constant currency numbers are calculated by translating numbers of the current period using the average exchange rates from the previous year's corresponding period instead of the current period. 2018 constant currency numbers are thus only comparable to 2017 actual currency numbers; 2017 constant currency numbers are only comparable to 2016 actual currency numbers.